Quarterly Holdings Report
for

Fidelity Freedom® Blend Income Fund

December 31, 2020

FBF-YIN-QTLY-0221
1.9892458.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	51,872	$869,897
Fidelity Series Commodity Strategy Fund (a)	339,748	1,559,442
Fidelity Series Large Cap Growth Index Fund (a)	35,712	558,179
Fidelity Series Large Cap Stock Fund (a)	37,491	616,727
Fidelity Series Large Cap Value Index Fund (a)	89,603	1,183,659
Fidelity Series Small Cap Opportunities Fund (a)	18,279	293,017
Fidelity Series Value Discovery Fund (a)	30,555	437,858
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,775,344)		5,518,779

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	25,727	297,152
Fidelity Series Emerging Markets Fund (a)	39,333	446,041
Fidelity Series Emerging Markets Opportunities Fund (a)	159,356	3,977,515
Fidelity Series International Growth Fund (a)	43,901	780,552
Fidelity Series International Index Fund (a)	28,702	324,050
Fidelity Series International Small Cap Fund (a)	14,067	288,787
Fidelity Series International Value Fund (a)	76,868	775,601
Fidelity Series Overseas Fund (a)	62,657	776,952
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,926,386)		7,666,650

Bond Funds - 55.0%
Fidelity Series Corporate Bond Fund (a)	472,470	5,405,058
Fidelity Series Emerging Markets Debt Fund (a)	40,424	385,642
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,241	121,630
Fidelity Series Floating Rate High Income Fund (a)	9,645	87,673
Fidelity Series Government Bond Index Fund (a)	584,412	6,399,307
Fidelity Series High Income Fund (a)	47,892	453,056
Fidelity Series Inflation-Protected Bond Index Fund (a)	690,274	7,406,641
Fidelity Series Investment Grade Bond Fund (a)	599,945	7,151,346
Fidelity Series Investment Grade Securitized Fund (a)	465,867	4,872,970
Fidelity Series Long-Term Treasury Bond Index Fund (a)	155,153	1,422,754
Fidelity Series Real Estate Income Fund (a)	26,539	278,656
TOTAL BOND FUNDS
(Cost $32,512,236)		33,984,733

Short-Term Funds - 23.6%
Fidelity Cash Central Fund 0.11% (b)	49	49
Fidelity Series Government Money Market Fund 0.13% (a)(c)	5,089,353	5,089,353
Fidelity Series Short-Term Credit Fund (a)	215,884	2,210,648
Fidelity Series Treasury Bill Index Fund (a)	728,885	7,288,853
TOTAL SHORT-TERM FUNDS
(Cost $14,544,561)		14,588,903
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $57,758,527)		61,759,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		320
NET ASSETS - 100%		$61,759,385

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$355,531	$897,647	$543,634	$274,917	$31,948	$128,405	$869,897
Fidelity Series Canada Fund	235,871	160,488	192,833	6,689	(14,824)	108,450	297,152
Fidelity Series Commodity Strategy Fund	1,480,023	684,829	924,397	6,324	(73,084)	392,071	1,559,442
Fidelity Series Corporate Bond Fund	3,341,347	2,745,822	1,153,228	153,026	5,025	466,092	5,405,058
Fidelity Series Emerging Markets Debt Fund	273,292	168,568	112,579	13,408	(606)	56,967	385,642
Fidelity Series Emerging Markets Debt Local Currency Fund	--	124,046	9,574	733	147	7,011	121,630
Fidelity Series Emerging Markets Fund	181,052	291,011	191,775	6,627	2,317	163,436	446,041
Fidelity Series Emerging Markets Opportunities Fund	1,794,359	2,497,246	1,778,492	126,456	69,268	1,395,134	3,977,515
Fidelity Series Floating Rate High Income Fund	59,053	40,158	20,287	2,575	(44)	8,793	87,673
Fidelity Series Government Bond Index Fund	5,206,475	3,077,703	1,708,133	148,965	(7,691)	(169,047)	6,399,307
Fidelity Series Government Money Market Fund 0.13%	2,245,847	6,693,996	3,850,490	4,872	--	--	5,089,353
Fidelity Series High Income Fund	299,437	204,640	101,435	16,738	178	50,236	453,056
Fidelity Series Inflation-Protected Bond Index Fund	5,263,372	3,387,290	1,616,965	99,906	3,311	369,633	7,406,641
Fidelity Series International Growth Fund	697,239	516,856	582,479	118,622	10,643	138,293	780,552
Fidelity Series International Index Fund	252,292	186,192	213,589	6,613	(3,996)	103,151	324,050
Fidelity Series International Small Cap Fund	201,686	120,633	141,749	2,604	4,293	103,924	288,787
Fidelity Series International Value Fund	689,032	417,097	596,671	23,188	(17,469)	283,612	775,601
Fidelity Series Investment Grade Bond Fund	5,083,603	3,486,734	1,588,798	358,931	(7,359)	177,166	7,151,346
Fidelity Series Investment Grade Securitized Fund	3,543,334	2,386,828	1,017,716	124,188	(3,948)	(35,528)	4,872,970
Fidelity Series Large Cap Growth Index Fund	247,587	427,826	315,084	15,916	14,531	183,319	558,179
Fidelity Series Large Cap Stock Fund	255,848	524,676	317,097	33,008	12,989	140,311	616,727
Fidelity Series Large Cap Value Index Fund	489,718	957,236	544,331	24,942	16,715	264,321	1,183,659
Fidelity Series Long-Term Treasury Bond Index Fund	1,076,791	876,362	332,553	152,709	(10,090)	(187,756)	1,422,754
Fidelity Series Overseas Fund	677,636	434,280	609,125	9,479	6,757	267,404	776,952
Fidelity Series Real Estate Income Fund	162,999	133,249	63,569	15,454	(1,244)	47,221	278,656
Fidelity Series Short-Term Credit Fund	2,093,791	40,460	--	40,570	--	76,397	2,210,648
Fidelity Series Small Cap Opportunities Fund	118,432	238,791	175,715	6,408	6,941	104,568	293,017
Fidelity Series Treasury Bill Index Fund	7,146,861	226,682	55,655	34,945	(38)	(28,997)	7,288,853
Fidelity Series Value Discovery Fund	142,099	380,660	196,078	9,532	5,289	105,888	437,858
	43,614,607	32,328,006	18,954,031	1,838,345	49,959	4,720,475	61,759,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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